Trading assets and liabilities (Details Textual) (Sovereign and Corporate Bonds [Member], USD $)	12 Months Ended
Dec. 31, 2012
Sovereign and Corporate Bonds [Member]
Schedule of Trading Securities and Other Trading Assets [Line Items]
Secured Debt, Repurchase Agreements	$ 1,300,000
Net gain (loss) from trading	$ 100,000